KEY MANAGEMENT PERSONNEL COMPENSATION (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Key Managment Personnel Compensation [Abstract]
Wages, salaries and social security charges	SFr 10.7	SFr 8.4	SFr 6.2
Pension costs	1.0	0.8	0.8
Share-based compensation	18.3	6.6	6.9
Termination benefits	0.0	0.7	2.5
Total	SFr 30.0	SFr 16.5	SFr 16.4